Cover	Apr. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2025
Entity File Number	1-34522
Entity Registrant Name	Asure Software, Inc.
Entity Central Index Key	0000884144
Entity Tax Identification Number	74-2415696
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	437-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ASUR
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Title of 12(b) Security	Series A Junior Participating Preferred Share Purchase Rights
No Trading Symbol Flag	true